Intangible Assets, Net - Amortization expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Indefinite Lived Intangible Assets By Major Class [Line Items]
Impairment	¥ 10,600				$ 1,600
Impairment of intangible assets	10,572	$ 1,620
Amortization expenses	6,400	1,000	¥ 15,400	¥ 2,900
Estimated amortization expenses
2021	3,900
2022	3,500
2023	3,400
2024	1,500
2025	100
Licensed copyrights of reading content and audio content
Indefinite Lived Intangible Assets By Major Class [Line Items]
Impairment of intangible assets	¥ 10,600	$ 1,600